Derivative Financial Instruments Balances in the Statement of Financial Position (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Derivative [Line Items]
Derivative Liability, Fair Value, Gross Liability	$ 10,470	$ 9,965
Derivative Asset, Fair Value, Gross Asset	2,281	3,237
Cash Flow Hedging [Member]
Derivative [Line Items]
Derivative Liability, Fair Value, Gross Liability	5,092	3,072
Derivative Asset, Fair Value, Gross Asset	2,138	3,196
Commodity Contract [Member] | Cash Flow Hedging [Member] | Other Assets [Member]
Derivative [Line Items]
Derivative Asset, Fair Value, Gross Asset	3	1,017
Commodity Contract [Member] | Cash Flow Hedging [Member] | Other Current Assets [Member]
Derivative [Line Items]
Derivative Asset, Fair Value, Gross Asset	416	985
Commodity Contract [Member] | Cash Flow Hedging [Member] | Accounts Payable [Member]
Derivative [Line Items]
Derivative Liability, Fair Value, Gross Liability	450	9
Commodity Contract [Member] | Fair Value Hierarchy [Domain] | Accounts Payable [Member]
Derivative [Line Items]
Derivative Liability, Fair Value, Gross Liability	55	0
Foreign Exchange Contract [Member] | Cash Flow Hedging [Member] | Other Current Assets [Member]
Derivative [Line Items]
Derivative Asset, Fair Value, Gross Asset	1,719	1,194
Foreign Exchange Contract [Member] | Cash Flow Hedging [Member] | Accounts Payable [Member]
Derivative [Line Items]
Derivative Liability, Fair Value, Gross Liability	4,577	3,063
Foreign Exchange Contract [Member] | Cash Flow Hedging [Member] | Other Liabilities [Member]
Derivative [Line Items]
Derivative Liability, Fair Value, Gross Liability	65	0
Foreign Exchange Contract [Member] | Fair Value Hedging [Member] | Accounts Payable [Member]
Derivative [Line Items]
Derivative Liability, Fair Value, Gross Liability	5,323	3,967
Foreign Exchange Contract [Member] | Fair Value Hedging [Member] | Other Liabilities [Member]
Derivative [Line Items]
Derivative Liability, Fair Value, Gross Liability	0	2,926
Foreign Exchange [Member] | Fair Value Hedging [Member] | Other Current Assets [Member]
Derivative [Line Items]
Derivative Asset, Fair Value, Gross Asset	$ 143	$ 41